INTANGIBLE ASSETS, NET (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of detailed information about intangible assets [abstract]
Schedule of Intangible Assets, Net
	License and Knowhow
	2019	2020
Cost
Balance as of January 1,	1,538	1,538
Additions	-	-
Balance as of December 31,	1,538	1,538

Accumulated Amortization
Balance as of January 1,	1,043	1,109
Additions	66	66
Balance as of December 31,	1,109	1,175

Amortized cost
Balance as of December 31,	429	363